Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest [Abstract]
Schedule of Controlling and Non-Controlling Interest	The table below shows the changes for the years ended December 31, 2023 and 2022:
	2023	2022

Balance at beginning of year	$37,647	$41,161
Share of profits and losses for the year	(8,793)	(1,612)
Share of translation effects of foreign subsidiaries	(4,013)	(1,902)
Balance at the end of the year	$24,841	$37,647